Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security deposits paid by lessees	$ 1,200,997	$ 1,115,213	$ 1,089,771
Deferred overhaul rentals	854,034	754,175	718,472
Rents received in advance and Straight-line rents	449,390	453,837	272,205
Other customer deposits	231,580	201,756	227,189
Total	$ 2,736,001	$ 2,524,981	$ 2,307,637